Land Inventories (Details)	3 Months Ended
Dec. 31, 2021 m²
Maple View - Alvin, Brazoria County, TX [Member]
Land Inventories (Details) [Line Items]
Land plot acres	235.28
Land of private homes	800
Period of commencement work	7 years
Maple View - Alvin, Brazoria County, TX [Member] | Minimum [Member]
Land Inventories (Details) [Line Items]
Land of private homes	130
Maple View - Alvin, Brazoria County, TX [Member] | Maximum [Member]
Land Inventories (Details) [Line Items]
Land of private homes	140
Maple Grove - Pattison, Waller Country, TX [Member]
Land Inventories (Details) [Line Items]
Land plot acres	257
Land of private homes	990
Period of commencement work	7 years
Maple Grove - Pattison, Waller Country, TX [Member] | Minimum [Member]
Land Inventories (Details) [Line Items]
Land of private homes	150
Maple Grove - Pattison, Waller Country, TX [Member] | Maximum [Member]
Land Inventories (Details) [Line Items]
Land of private homes	180
Pecan Ranch - Bonney, Brazoria County, TX [Member]
Land Inventories (Details) [Line Items]
Land plot acres	169
Land of private homes	500
Period of commencement work	7 years
Pecan Ranch - Bonney, Brazoria County, TX [Member] | Minimum [Member]
Land Inventories (Details) [Line Items]
Land of private homes	120
Pecan Ranch - Bonney, Brazoria County, TX [Member] | Maximum [Member]
Land Inventories (Details) [Line Items]
Land of private homes	130